35 Segment information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment information
35	Segment information

The Company made changes to its organizational structure with a view to capturing synergies in all regions in which it operates for a more integrated operating performance. As a result of these changes, the Management revised the structure of its internal reporting with a focus on its operational expansion and internationalization with a view to simplifying and streamlining the work and decision-making processes, which led it to adopt a new structure for reporting segments by region. Starting in 2020, Braskem’s organizational structure was formed by the following segments:

·	Brazil: includes: (i) the production and sale of chemicals at the Camaçari Petrochemical Complex in Bahia, the Triunfo Petrochemical Complex in Rio Grande do Sul, the Capuava Petrochemical Complex in the state of São Paulo, and the Duque de Caxias Petrochemical Complex in the state of Rio de Janeiro; (ii) the supply of electricity and other inputs produced in these complexes to second-generation producers located in the petrochemical complexes; (iii) the production and sale of PE, including the production of green PE made from renewable resources, and of PP; and (iv) the production and sale of PVC and caustic soda.

·	United States and Europe: operations related to PP production and sale in the United States and Europe, through the subsidiaries Braskem America and Braskem Alemanha, respectively.

·	Mexico: comprises the activities relation to the PE production and sale in Mexico, through the subsidiary Braskem Idesa.

(a)	Presentation, measurement and reconciliation of segment results

Information by segment is generated in accounting records, which are reflected in the consolidated financial statements.

The eliminations stated in the operating segment information, when compared with the consolidated balances, are represented by transfers of inputs between segments that are measured as arm’s length sales.

The operating segments are stated based on the results of operations, which does not include financial results, and current and deferred income tax and social contribution expenses.

The Company does not disclose assets by segment since this information is not presented to its Chief Operating Decision Maker (“CODM”).

Corporate Unit comprises items not allocated directly to the reportable segments and are disclosed to reconcile the segments to the consolidated financial information.

(b)	Results by segment

							2020
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating
	sales	products	Gross	and distribuition	equity	income	Consolidated
	revenue	sold	profit	expenses	investments	(expenses), net
Reporting segments
Brazil	40,794,387	(32,498,003)	8,296,384	(1,471,722)	-	(7,082,604)	(257,942)
USA and Europe	14,638,660	(12,337,486)	2,301,174	(721,191)	-	(82,695)	1,497,288
Mexico	4,000,805	(3,075,001)	925,804	(436,859)	-	(364,259)	124,686
Total	59,433,852	(47,910,490)	11,523,362	(2,629,772)	-	(7,529,558)	1,364,032

Other segments	302,374	(188,350)	114,024	63,874	(19,398)	(320)	158,180
Corporate unit (i)	-	-	-	(1,493,479)	-	359,071	(1,134,408)

Braskem consolidated before eliminations and reclassifications	59,736,226	(48,098,840)	11,637,386	(4,059,377)	(19,398)	(7,170,807)	387,804

Eliminations and reclassifications	(1,192,732)	767,426	(425,306)	(17,325)	-	(17,065)	(459,696)

(Loss) profit before net financial expenses and taxes	58,543,494	(47,331,414)	11,212,080	(4,076,702)	(19,398)	(7,187,872)	(71,892)

(i)	Includes the amount of R$310,557 related to PIS and COFINS tax credits – exclusion of ICMS from the calculation base (Note 10.c).

For the purposes of comparability of the new structure of reportable segments, the Company is presenting the fiscal year ended December 31, 2019 and 2018, as follows:

							2019
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating
	sales	products	Gross	and distribuition	equity	income	Consolidated
	revenue	sold	profit	expenses	investments	(expenses), net
Reporting segments
Brazil	39,142,561	(35,245,941)	3,896,620	(1,852,908)		(4,151,901)	(2,108,189)
USA and Europe	10,044,263	(8,217,515)	1,826,748	(525,701)		(23,859)	1,277,188
Mexico	3,051,440	(2,504,012)	547,428	(351,199)		324,682	520,911
Total	52,238,264	(45,967,468)	6,270,796	(2,729,808)		(3,851,078)	(310,090)

Other segments	296,285	(188,335)	107,950	40,306	10,218	4,175	162,649
Corporate unit (i)				(1,533,590)		1,773,267	239,677

Braskem consolidated before eliminations and reclassifications	52,534,549	(46,155,803)	6,378,746	(4,223,092)	10,218	(2,073,636)	92,236

Eliminations and reclassifications	(211,024)	276,685	65,661	(39,342)		35,128	61,447

Profit before net financial expenses and taxes	52,323,525	(45,879,118)	6,444,407	(4,262,434)	10,218	(2,038,508)	153,683

(i)	Includes the amount of R$1,904,206 million related to PIS and COFINS tax credits – exclusion of ICMS tax from the calculation base (Note 10.c).

							2018
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating
	sales	products	Gross	and distribuition	equity	income	Consolidated
	revenue	sold	profit	expenses	investments	(expenses), net
Reporting segments
Brazil	42,078,175	(35,271,203)	6,806,972	(996,754)		(78,912)	5,731,306
USA and Europe	11,725,622	(9,195,745)	2,529,877	(464,567)		68,734	2,134,044
Mexico	4,408,814	(2,958,343)	1,450,471	(337,394)		322,076	1,435,153
Total	58,212,611	(47,425,291)	10,787,320	(1,798,715)		311,898	9,300,503

Other segments	292,435	(173,608)	118,827	(33,728)	(888)	(103)	84,108
Corporate unit (i)				(1,807,033)		470,241	(1,336,792)

Braskem consolidated before eliminations and reclassifications	58,505,046	(47,598,899)	10,906,147	(3,639,476)	(888)	782,036	8,047,819

Eliminations and reclassifications	(505,180)	1,022,242	517,062	24,864		(309,527)	232,399

Profit before net financial expenses and taxes	57,999,866	(46,576,657)	11,423,209	(3,614,612)	(888)	472,509	8,280,218

(i)	Includes the amount of R$501.357 (R$265,438 in “Net revenue" and R$235,919 in “Other operating income (expenses), net”) related to PIS and COFINS tax credits – exclusion of ICMS from the calculation basis (Note 10.c).

(c)	Property, plant and equipment and intangible assets by segment

	2020	2019
Reporting segments
Brazil	17,299,352	17,863,336
USA and Europe	7,242,262	4,852,760
Mexico	13,892,609	12,020,051
Total	38,434,223	34,736,147
Unallocated amounts	323,617	341,122
Total	38,757,840	35,077,269